Taxation (Tables)	6 Months Ended
Jun. 30, 2018
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Tax Charge

The tax charge comprises:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Corporation tax
Current year	172.7	164.8	523.4
Prior years	(10.9)	(11.5)	(98.6)
	161.8	153.3	424.8
Deferred tax
Current year	(16.3)	(5.4)	(235.2)
Prior years	(4.5)	(2.4)	7.4
	(20.8)	(7.8)	(227.8)
Tax charge	141.0	145.5	197.0